Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments
Summary of license payments for non-capitalized or not yet capitalized

Commitments:
in €’000	2021	2022
less than one year	13,400	48,678
between more than one and less than two years	26,757	92,955
between more than two and less than three years	68,948	105,171
between more than three and less than four years	61,951	115,711
more than four years	522,733	565,481
Total	693,789	927,996